TAXATION (Schedule of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax asset
Net operating loss	$ 23,491	¥ 163,538	¥ 158,330
Depreciation and amortization	899	6,262	2,813
Property, plant and equipment impairment	1,355	9,433	8,750
Deposits for non-current assets	2,349	16,350	6,400
Allowance for net investment in financing lease	649	4,518	1,085
Allowance for doubtful accounts	1,636	11,391	14,132
Long term receivables	8,629	60,073	0
Intangible assets	5,426	37,778	16,703
Accrued expenses	1,321	9,196	9,032
Others	272	1,891	527
Total deferred tax assets	46,027	320,430	217,772
less:Valuation allowance	(37,469)	(260,850)	(217,076)
Net deferred tax assets	8,558	59,580	696
Deferred tax liabilities
Withholding tax for PRC entities	0	0	(39,495)
Aohua Technology transfer Tianjin Concord Medical loss	(1,342)	(9,346)	0	¥ (5,632)
Equity investment	(187)	(1,299)	0
Property, plant and equipment	(320)	(2,225)	(415)
Disposal of Beijing Century Friendship	(449)	(3,126)	(3,126)
Intangible assets	(19,042)	(132,566)	(113,590)
Deferred costs	0	0	(67)
Revenue generated from financing lease	(7,665)	(53,362)	0
Long-term deferred assets	(2,755)	(19,179)	(9,649)
Capitalized Interest	(562)	(3,915)	0
Total deferred tax liabilities	(32,322)	(225,018)	(166,342)
Deferred tax assets, net	0	0	0
Deferred tax liabilities, net	$ (23,764)	¥ (165,438)	¥ (165,646)